JPMorgan International Focus Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan International Focus Fund	Oct. 31, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,773
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,107
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 879